UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR) 240.15Ga-1(c)(3) Notice of Termination of Duty to file Reports under Rule 15Ga-1

Date of Report (Date of earliest event reported): February 20, 2019
__________________________________
WESTGATE RESORTS, LTD.1
(Exact name of securitizer as specified in its charter)

0001657217
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Heidi Boyles, Esq. (407) 425-6559 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark if you are filing Item 1.03 Notice of Termination of Duty to file Reports Under Rule 15Ga-1 ☑

1 Westgate Resorts, Ltd., as securitizer, is filing this Form ABS-15G in respect of its Notice of Termination of Duty to File Reports under Rule 15Ga-1. Last date of payment was February 20, 2019 for the following affiliated issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Westgate Resorts 2014-1 LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts, Ltd., by and through Westgate Resorts, Inc., it sole general partner

By:	/s/ David A. Siegel
Name:	David A. Siegel
Title:	President

February 20, 2019

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